Revenues (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Revenue recognized	$ 180
Deferred revenue noncurrent portion	14,463	$ 16,039
Remaining performance obligations	908
Expected remaining performance obligations recognized during next 12 months	744
Expected remaining performance obligations recognized subsequent to next 12 months	120
Expected remaining performance obligations recognized remainder thereafter	44
Deferred sales commissions	$ 40	$ 39